Debt (Long-Term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Short-Term Portion of Long-Term Debt
Capital Lease Obligation	$ 225	$ 10
Total Short-Term Portion of Long-Term Debt	1,225	10
Long-Term Debt
Unamortized discount for the Notes above	(5)	(8)
Subtotal	1,995	2,992
Capital Lease Obligation	0	236
Total Long-Term Debt	1,995	3,228
2.125% Notes due on May 19, 2016
Short-Term Portion of Long-Term Debt
Short-term Portion of Notes	1,000	0
Long-Term Debt
Long-Term Debt, gross	$ 0	$ 1,000
Long-term debt, stated interest rate	2.125%	2.125%
3.625% Notes due on May 19, 2021
Long-Term Debt
Long-Term Debt, gross	$ 1,000	$ 1,000
Long-term debt, stated interest rate	3.625%	3.625%
3.375% Notes due on February 25, 2024
Long-Term Debt
Long-Term Debt, gross	$ 1,000	$ 1,000
Long-term debt, stated interest rate	3.375%	3.375%